Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	9,900,000,000	9,900,000,000
Ordinary shares issued (in Shares)	3,080,172,800	462,320,000
Ordinary shares outstanding (in Shares)	3,080,172,800	462,320,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares issued (in Shares)	54,790,000	54,790,000
Ordinary shares outstanding (in Shares)	54,790,000	54,790,000